Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018	Mar. 31, 2017
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 14,419	¥ 17,604
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		9,271	12,029
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,842	5,130
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		306	445
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		617	1,033
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		466	843
AAA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		135	171
AAA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		16	19
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		972	1,213
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		928	1,186
AA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		44	27
AA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,546	6,943
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,763	3,658
A [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,779	3,284
A [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4	1
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,493	5,231
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,476	4,211
BBB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,949	1,017
BBB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		68	3
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,223	2,079
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,369	1,486
BB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		736	474
BB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		118	119
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	568	1,105
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	269	645
Other [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	199	157
Other [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	¥ 100	¥ 303

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.